Financial Assets and Financial Liabilities - Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities (Detail) - Non-derivative financial liabilities category [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	₽ 318,217	₽ 389,230
Lease liabilities	19,483	30,304
Trade and other payables	40,351	34,852
Other financial liabilities	3,173	54,545
On demand [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	311,673	373,799
Lease liabilities	6,329	8,802
Trade and other payables	27,226	20,210
Payable in 1 year [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	4,333	7,998
Lease liabilities	2,521	3,992
Trade and other payables	13,125	14,642
Other financial liabilities	488
Payable in 2 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	2,109	5,024
Lease liabilities	1,299	3,122
Other financial liabilities	487	54,450
Payable in 3 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	18	2,325
Lease liabilities	672	1,230
Other financial liabilities	481	38
Payable in 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	18	14
Lease liabilities	475	643
Other financial liabilities	445	38
Payable later than 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	66	70
Lease liabilities	8,187	12,515
Other financial liabilities	₽ 1,272	₽ 19